BASIC AND DILUTED INCOME PER SHARE - Weighted-Average Number of Ordinary Shares Outstanding After Adjustment (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Weighted-average number of ordinary shares, basic (in shares)	37,082,794	35,443,258	36,757,214	35,176,469
Effect of share options and warrants on issue (in shares)	446,791	614,340	433,748	955,055
Shares issued and sold (in shares)	932,598	476,493	932,598	476,493
Weighted-average number of ordinary shares, diluted (in shares)	38,462,183	36,534,091	38,123,560	36,608,017